Subsequent Event - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Subsequent Event M
Subsequent Event [Line Items]
Number of options granted		2,600,000	1,200,000
Weighted average exercise price		$ 4.34	$ 1.18
Share-based compensation vesting term			The vesting term is (1) twenty five percent (25%) shall vest on January 8, 2013; (2) the remaining 75% shall vest in 36 substantially equal monthly installments with the first installment vesting on February 28, 2013 and an additional installment vesting on the last day of each of the 35 months thereafter.
Percentage of options vested			25.00%
Percentage of options to be vested on installment basis			75.00%
Options vesting on installment basis, number of installments			36